SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Year ended December 31, 2019
	Cyber Security	IoT	e-Gov	Total
Revenues	2,886	11,664	1,925	16.475

Operating loss	(443)	(3743)	(3,987)	(8,173)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	109	539	246	894

	Year ended December 31, 2018
	Cyber Security	IoT	e-Gov	Total
Revenues	3,295	12,470	6,117	21,882

Operating loss	(1,064)	(4,560)	(4,051)	(9,675)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	38	481	324	843

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
	Year ended December 31,
	2019	2018
Operating loss
Total operating loss of reportable segments	(8,173)	(9,675)
Financial expenses, net	(3,289)	(335)
Loss before income taxes	(11,462)	(10,010)

Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2019		2018
	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$
Africa	1,468	-	4,816	-
European countries	3,948	-	3,114	-
South America	30	-	1,279	-
United States	9,059	147	10,452	169
Israel	1,401	747	1,514	674
APAC	569	-	707	-

	16,475	894	21,882	843

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2019	2018
	$	$
Raw materials and equipment	4,225	5,260
Electronic monitoring	7,110	5,930
Treatment programs	2,731	3,040
Maintenance, royalties and project management	2,409	7,652

	16,475	21,882

Schedule of Major Customers, Percent of Total Sales
	Year ended December 31,
	2019	2018
Customer A	-	6%
Customer B	-	12%
Customer C	7%	6%